Employee compensation	12 Months Ended
Mar. 31, 2024
Disclosure Of Employee Benefits [Abstract]
Employee compensation	Employee compensation
The total employee compensation comprising salaries and benefits, including share-based compensation and related payroll taxes, excluding government assistance and acquisition-related compensation, for the fiscal year ended March 31, 2024, was $346,631 (2023 - $396,926).
The following table outlines share-based compensation and related payroll taxes included in the following expenses:

	2024	2023
	$	$

Direct cost of revenues	6,188	6,945
General and administrative	19,492	33,963
Research and development	25,298	35,504
Sales and marketing	22,807	47,255
Restructuring	1,995	5,637

Total share-based compensation and related payroll taxes	75,780	129,304
The amount recognized as an expense for the fiscal year ended March 31, 2024 for our defined contribution plans was $5,269 (2023 - $5,258).